FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary Of Maximum Exposure To Credit Risk
The Company’s maximum exposure to credit risk is as follows:

	December 31, 2024	December 31, 2023
Cash	$ 476,587	$ 290,743
Amounts receivable	1,727	1,940
Lease receivable	3,502	4,014
	$ 481,816	$ 296,697

Summary Of Detailed Information About Siginificant Undiscounted Commitments
The Company’s significant undiscounted commitments at December 31, 2024 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 Years	Total
Trade and other payables	$21,402	$-	$-	$-	$21,402
Convertible debentures (Note 9)	455,783	-	-	-	455,783
Lease liabilities (Note 10(c))	1,357	119	-	-	1,476
	$478,542	$119	$-	$-	$478,661